Expense Example	Dec. 15, 2025 USD ($)
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Pacer Data & Infrastructure Real Estate ETF | Pacer Data & Infrastructure Real Estate ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616